Note 9 - Debt, Credit Facility and Leases	12 Months Ended
Dec. 31, 2023
Line of Credit Facility [Abstract]
Debt, Credit Facility and Leases
Note 9: Debt, Credit Facility and Leases

Debt Summary
Our debt as of December 31, 2023 and 2022 consisted of our 7.25% Senior Notes due February 15, 2028 (“Senior Notes”)
and
our
Investissement Quebec Series 2020-A Senior Notes due July 9, 2025 (the “IQ Notes”). These debt arrangements are discussed further below. The following tables summarize our long-term debt balances as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023
	Senior Notes	IQ Notes	Total
Principal	$475,000	$36,473	$511,473
Unamortized discount/premium and issuance costs	(3,730)	257	(3,473)

Long-term debt balance	$471,270	$36,730	$508,000

	December 31, 2022
	Senior Notes	IQ Notes	Total
Principal	$475,000	$35,614	$510,614
Unamortized discount/premium and issuance costs	(4,640)	392	(4,248)

Long-term debt balance	$470,360	$36,006	$506,366

The following table summarizes the scheduled annual future payments, including interest, for the Senior Notes and IQ Notes as of December 31, 2023 (in thousands). The amounts for the IQ Notes are stated in USD based on the USD/CAD exchange rate as of December 31, 2023.

	Senior Notes	IQ Notes
2024	$34,438	$2,376
2025	34,438	37,704
2026	34,438	—
2027	34,438	—
2028	479,303	—
2029	—	—

Total	$617,055	$40,080

Senior Notes
On February 19, 2020, we completed an offering of $475 million in aggregate principal amount of our
Senior
Notes
under our shelf
registration
statement previously filed with the Securities and Exchange Commission. The Senior Notes are governed by the Indenture, dated as of February 19, 2020, as amended, among Hecla and certain of our subsidiaries and The Bank of New York Mellon Trust Company, N.A., as trustee. On March 19, 2020, the net proceeds from the offering of the Senior Notes ($469.5 million) were used, together with cash on hand, to redeem all of our previously-outstanding 6.875% Senior Notes that were due in 2021 (the “2021 Notes.”)
The Senior Notes are recorded net of a 1.16% initial purchaser discount totaling $5.5 million. The Senior Notes bear interest at a rate of 7.25% per year from the date of issuance or from the most recent payment date on which interest has been paid or provided for. Interest on the Senior Notes is payable on February 15 and August 15 of each year, commencing August 15, 2020. During 2023, 2022 and 2021, interest expense on the statement of operations and comprehensive (loss) income related to the Senior Notes and 2021 Notes and amortization of the initial purchaser discount and fees related to the issuance of the Senior Notes and 2021 Notes totaled $34.4 million, $35.4 million and $35.4 million, respectively.
The Senior Notes are guaranteed on a senior unsecured basis by certain of our subsidiaries (the “Guarantors”). The Senior Notes and the guarantees are, respectively, Hecla’s and the Guarantors’ general senior unsecured obligations and are subordinated to all of Hecla’s and the Guarantors’ existing and future secured debt to the extent of the assets securing that secured debt. In addition, the Senior Notes are effectively subordinated to all of the liabilities of Hecla’s subsidiaries that are not guaranteeing the Senior Notes, to the extent of the assets of those subsidiaries.
The Senior Notes will be redeemable in whole or in part, at any time and from time to time on or after February 15, 2023, on the redemption dates and at the redemption prices specified in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption. After February 15, 2023, we may redeem some or all of the Senior Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued interest, if any, to the redemption date: (i) 105.438% for the twelve-month period beginning after February 15, 2023, (ii) 103.625% for the twelve-month period beginning after February 15, 2024, (iii) 101.813% for the twelve-month period beginning after February 15, 2025, and (iv) 100.000% after February 15, 2026. Since February 15, 2023, we may redeem up to 35% of the Senior Notes with the net cash proceeds of certain equity offerings.

Upon the occurrence of a change of control (as defined in the Indenture), each holder of Senior Notes will have the right to require us to purchase all or a portion of such holder’s Senior Notes pursuant to a change of control offer (as defined in the Indenture), at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase, subject to the rights of holders of the Senior Notes on the relevant record date to receive interest due on the relevant interest payment date.
IQ Notes
On July 9, 2020, we entered into a note purchase agreement pursuant to which we issued CAD$50 million (USD$36.8 million at
the time of
the
transaction) in aggregate principal amount of our IQ Notes to Investissement Québec, a financing arm of the Québec government. Because the IQ notes are denominated in CAD, the reported USD-equivalent principal balance will change with movements in the exchange rate. The IQ Notes were issued at a premium of 103.65%, or CAD$1.8 million, implying an effective annual yield of 5.74% and an aggregate principal amount to be repaid of CAD$48.2 million. The IQ Notes were issued in four equal installments of CAD$12.5 million on July 9, August 9, September 9 and October 9, 2020, with the first installment issued net of CAD$0.6 million in fees. The IQ Notes bear interest on amounts outstanding at a rate of 6.515% per year, payable on January 9 and July 9 of each year, commencing January 9, 2021. The IQ Notes are senior and unsecured and are pari passu in all material respects with the Senior Notes, including with respect to guarantees of the IQ Notes by certain of our subsidiaries. The net proceeds from the IQ Notes are available for general corporate purposes, including open market purchases of a portion of the Senior Notes and to pay for capital expenditures at Casa Berardi. Under the note purchase agreement for the IQ Notes and subject to a force majeure event, we met the requirement to invest in the aggregate CAD$100 million at Casa Berardi and other exploration and development projects in Quebec over the four-year period commencing on July 9, 2020. During 2023, 2022 and 2021, interest expense related to the IQ Notes, including premium and origination fees, totaled $2.3 million, $2.3 million and $2.3 million, respectively.
Credit Agreement
On July 21, 2022, we entered into a Credit Agreement (“Credit Agreement”) with various financial institutions (the “Lenders”), with
Bank of
America, N.A., as administrative agent for the Lenders and as swingline lender and Bank of Montreal as letters of credit issuers. The Credit Agreement is a $150 million senior secured revolving facility, with an option to be increased in an aggregate amount not to exceed $75 million. The revolving loans under the Credit Agreement will have a maturity date of July 21, 2026. Proceeds of the revolving loans under the Credit Agreement may be used for general corporate purposes. The interest rate on the outstanding loans under the Credit Agreement is based on the Company’s net leverage ratio and is calculated at (i) Term Secured Overnight Financing Rate (“SOFR”) plus 2% to 3.5%; or (ii) Bank of America’s Base Rate plus 1% to 2.5% with Base Rate being the highest of (i) the Bank of America prime rate, (ii) the Federal Funds rate plus .50% or (iii) Term SOFR plus 1.00%. For each amount drawn, we elect whether we draw on a one, three or six month basis or annual basis for SOFR. If we elect to draw for greater than six months, we pay interest quarterly on the outstanding amount.
We are also required to pay a commitment fee of between 0.45% to 0.78750%, depending on our net leverage ratio. Letters of credit issued under the Credit Agreement bear a fee between 2.00% and 3.50% based on our net leverage ratio, as well as a fronting fee to each issuing bank at an agreed upon rate per annum on the average daily dollar amount of our letter of credit exposure. During 2023 we paid $0.6 million as commitment fees under the Credit Agreement included as part of Interest expense, net.
Hecla Mining Company and certain of our subsidiaries are the borrowers under the Credit Agreement, while certain of our other subsidiaries are guarantors of the borrowers’ obligations under the Credit Agreement. As further security, the credit facility is collateralized by a mortgage on the Greens Creek mine, the equity interests of subsidiaries that own the Greens Creek mine or are part of the Greens Creek Joint Venture and our subsidiary Hecla Admiralty Company (the “Greens Creek Group”), and by all of the Green Creek Group’s rights and interests in the Greens Creek Joint Venture Agreement, and in all assets of the joint venture and of any member of the Greens Creek Group.
As of December 31, 2023, $6.9 million (2022: $7.8 million) was used for letters of credit, and $128.0 million (2022: Undrawn) was drawn on the facility leaving $15.1 million available for borrowing.
We believe we were in compliance with all covenants under the Credit Agreement as of December 31, 2023.

Finance Leases
We have entered into various lease agreements, primarily for equipment at our operations, which we have determined to be finance leases. At December 31, 2023, the total liability associated with the finance leases, including certain purchase option amounts, was $26.8 million (2022: $20.9 million), with $9.8 million (2022: $9.5 million) of the liability classified as current
and $17.0 million (2022: $11.4 million) classified as non-current. The assets related to these leases are recorded in properties, plants
,
equipment
and mineral interests, net, on our consolidated balance sheets and totaled $20.3 million as of December 31, 2023 (2022: $23.1 million), net of accumulated depreciation. Expense during 2023, 2022 and 2021 related to finance leases included $12.6 million, $7.1 million and $8.9 million, respectively, for amortization of the related assets, and $0.9 million, $0.9 million and $0.6 million, respectively, for interest expense. The total obligation for future minimum finance lease payments was $29.8 million as of
December 31
, 2023, with $3.0 million attributed to interest. Our finance leases as of December 31, 2023 had a weighted average remaining term of 2.2 years (2022: 1.9 years) and a weighted average discount rate of 9.9% (2022: 6.5%).
At December 31, 2023, the annual maturities of finance lease commitments, including interest, were (in thousands):

Twelve-month period ending December 31,
2024	$11,172
2025	7,744
2026	5,757
2027	5,119
2028	—

Total	29,792
Less: effect of interest	(2,977)

Net finance lease obligation	$26,815

Operating Leases
We have entered into various lease agreements, primarily for equipment, buildings and other facilities, and land at our operations
and
corporate
offices, which we have determined to be operating leases. Some of the operating leases allow for extension of the lease beyond the current term at our option. We have considered the likelihood and estimated duration of the extension options in determining the lease term for measurement of the liability and right-of-use asset. For our operating leases as of December 31, 2023, we have assumed a discount rate of 6.5% (2022: 6%). As of December 31, 2023, the total liability balance associated with the operating leases was $8.6 million (2022: $11.1 million), with $0.8 million (2022: $2.5 million) of the liability classified as current as part of
Other Current Liabilities
and the remaining $7.8 million (2022: $8.6 million) classified as non-current as part of
Other Non-Current
Liabilities
on our balance sheet. The right-of-use assets for our operating leases are recorded as a non-current asset on our consolidated balance sheets and totaled $8.3 million and $11.1 million as of December 31, 2023 and 2022, respectively. During 2023, 2022 and 2021, operating lease expense, and cash paid for operating leases included in net cash provided by operating activities, totaled $3.1 million, $3.1 million and $3.9 million, respectively. The weighted-average remaining lease term for our operating leases as of December 31, 2023 was 9.8 years (2022: 8.9 years).
At December 31, 2023, the annual maturities of undiscounted operating lease payments, including assumed extensions beyond the current lease terms, were (in thousands):

Twelve-month period ending December 31,
2024	$1,290
2025	1,278
2026	1,278
2027	1,171
2028	1,033
More than 5 years	5,566

Total	11,616
Less: effect of discounting	(2,982)

Operating lease liability	$8,634